Awards and Restricted Stock Units Issued under 2007 Plan (Detail) (Employee Incentive Plan Twenty Zero Seven, USD $)	12 Months Ended
May 31, 2013
Employee Incentive Plan Twenty Zero Seven
Weighted Average Grant-Date Fair Value
Beginning Balance	$ 17.12
Shares granted	$ 25.87
Shares forfeited	$ 17.86
Shares vested	$ 19.38
Ending Balance	$ 17.94
Shares
Beginning balance	778,000
Shares granted	89,000
Shares forfeited	(9,000)
Shares vested	(43,000)
Ending Balance	815,000